Stock-Based Compensation (Details)					12 Months Ended
	Dec. 31, 2011 2009 Plan	Jan. 02, 2011 2009 Plan	Jan. 02, 2010 2009 Plan	Sep. 24, 2009 2009 Plan	Dec. 31, 2010 2001 Plan Added to 2009 Plan
Stock based compensation
Maximum number of shares reserved for future issuance				3,000,000
Maximum number of shares added to the number of shares available for issuance					500,000
Number of shares added to the shares available for issuance		3,000,000	5,000,000
Stock-based awards available for future grant (in shares)	215,999